Interests in Associates - Summarized Financial Information of China Tower Corporation Limited and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets	¥ 84,016		¥ 73,182
Non-current assets	631,080		629,949
Current liabilities	271,142		264,661
Non-current liabilities	77,779		83,430
Operating revenues	393,561		375,734	¥ 377,124
Profit for the year	21,080		20,712	21,338
Other comprehensive income for the year	(604)		557	(95)
Total comprehensive income for the year	20,476		21,269	¥ 21,243
China Tower [member]
Disclosure of associates [line items]
Current assets	43,204		40,995
Non-current assets	294,176		297,072
Current liabilities	106,635		128,364
Non-current liabilities	44,499		27,142
Operating revenues	81,099		76,428
Profit for the year	6,427		5,221
Other comprehensive income for the year
Total comprehensive income for the year	6,427		5,221
Dividend received from China Tower	525		81
Reconcile to the Group's interests in the associate:
Net assets of China Tower	186,246		182,561
Non-controlling interests of China Tower	¥ (1)		¥ (2)
The Group's effective interest in China Tower	20.50%	[1]	20.50%
The Group's share of net assets of China Tower	¥ 38,180		¥ 37,425
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(717)		(865)
Carrying amount of the interest in China Tower in the consolidated financial statements of the Group	¥ 37,463		¥ 36,560

[1]	China Tower Corporation Limited (“China Tower”) is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off gain amounting to RMB1,170 arising from the dilution of the Company’s share in China Tower in respect of China Tower’s listing, including those released from the deferred gain from the disposal of telecommunications towers and related assets (the “Tower Assets Disposal”); and (b) share of profits of associates.